Notes Related to the Consolidated Statement of Income (Loss) - Summary of Free Shares (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2017 shares Tranche	Dec. 31, 2016 shares Tranche
Disclosure of detailed information of operating income [line items]
Grant of free shares	154,440
Free Shares (“AGA”) Plan [member]
Disclosure of detailed information of operating income [line items]
Grant of free shares		188,415	192,063
Number of free shares forfeited		15,675	12,733
Number of free shares acquired		0	10,050
Number of tranches | Tranche		3	3
Maximum number of new shares that can be issued as of December 31, 2018		172,740	169,280
Tranche One | Free Shares (“AGA”) Plan [member]
Disclosure of detailed information of operating income [line items]
Free Shares Vesting Period		P1Y	P1Y
Tranche Two [Member] | Free Shares (“AGA”) Plan [member]
Disclosure of detailed information of operating income [line items]
Free Shares Vesting Period		P2Y	P2Y
Tranche Three [Member] | Free Shares (“AGA”) Plan [member]
Disclosure of detailed information of operating income [line items]
Free Shares Vesting Period		P3Y	P3Y